Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of fair value of assets pledged

	Book value as of
	December 31, 2022
	Consolidated	thereof
	financial	assets
	statements	pledged
Intangible assets*	58	58
Leasehold improvements and equipment	3,823	3,002
Inventories	628	556
Trade and other receivables	2,697	2,090
Cash and cash equivalents	190,286	188,465
Total	197,492	194,171

* Assignment is subject to the occurrence of a defined trigger event.

Schedule of movements of liabilities reconcile to cash flows arising from financing activities

	2022	2021
Balance as of January 1	17,640	323
Changes from financing cash flows
Proceeds from borrowings	0	17,500
Repayment of borrowings	(580)	(92)
	17,060	17,408
Other Changes
Changes in capitalized borrowing costs, net	557	(91)

Balance as of December 31	17,617	17,640